Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Avg. Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)			Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($, in millions)	Adjusted EPS (5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	7,349,940	9,425,799	1,836,998	2,177,700	114	171	161.8	3.83
2022	6,286,385	808,795	1,525,980	510,074	87	148	203.8	4.37
2021	7,906,006	10,682,785	2,136,923	2,779,404	123	144	291.2	5.19

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote

	2021	2022	2023

PEO	Bruce Caswell	Bruce Caswell	Bruce Caswell
NEO	Richard Nadeau	Richard Nadeau	David Mutryn
NEO	Ilene Baylinson	David Mutryn	Ilene Baylinson
NEO	Thomas Romeo	Teresa Weipert	Teresa Weipert
NEO	David Francis	David Francis	David Francis
NEO	Michelle Link

Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and the for the year ended September 30, 2020, the two years ended September 30th, 2021, and the three years ended September 30th, 2022, assuming a $100 investment at the closing price of September 30th, 2019 and the reinvestment of all dividends. The Peer Group TSR represents TSR of the Company's peer group using the same peer group included in the Company's stock performance graph in Item 5 of the Annual Report on Form 10-K for fiscal year 2023. The peer group was composed of Booz Allen Hamilton Holding Corp., CACI International Inc., Conduent, Inc., ICF International, Inc., Leidos Inc., and Science Applications International Corporation (SAIC).

PEO Total Compensation Amount	$ 7,349,940	$ 6,286,385	$ 7,906,006
PEO Actually Paid Compensation Amount	$ 9,425,799	808,795	10,682,785
Adjustment To PEO Compensation, Footnote

	PEO 1
Calculation of Compensation Actually Paid	2021 ($)	2022 ($)	2023 ($)

SCT Total	$7,906,006	$6,286,385	$7,349,940
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,665,684)	(4,682,108)	(5,588,751)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,842,102	2,434,342	5,286,872
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	872,205	(2,870,631)	485,215
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	891,076	442,908	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	622,272	(1,005,974)	1,720,919
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	214,808	203,873	171,605
Compensation Actually Paid	10,682,785	808,795	9,425,799

Non-PEO NEO Average Total Compensation Amount	$ 1,836,998	1,525,980	2,136,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,177,700	510,074	2,779,404
Adjustment to Non-PEO NEO Compensation Footnote

	NEO
Calculation of Compensation Actually Paid	2021 ($)	2022 ($)	2023 ($)

SCT Total	$2,136,923	$1,525,980	$1,836,998
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(974,192)	(873,847)	(966,320)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	951,823	438,208	819,159
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	227,172	(522,597)	91,284
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	212,134	127,589	144,262
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	172,366	(227,356)	223,476
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
+ Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	53,178	42,098	28,841
Compensation Actually Paid	2,779,404	510,074	2,177,700

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

Adjusted EPS
Adjusted Net Operating Income
New Work Contracts
Revenue

Total Shareholder Return Amount	$ 114	87	123
Peer Group Total Shareholder Return Amount	171	148	144
Net Income (Loss)	$ 161,800,000	$ 203,800,000	$ 291,200,000
Company Selected Measure Amount	3.83	4.37	5.19
PEO Name	Bruce Caswell	Bruce Caswell	Bruce Caswell
Additional 402(v) Disclosure	The Company selected measure is Adjusted EPS. Adjusted EPS is defined as diluted earnings per share excluding the effect of the amortization of intangible assets and divestiture-related charges. A GAAP to Non-GAAP reconciliation for fiscal year 2022 and 2023 is included in Item 7 of the Annual Report on Form 10-K for fiscal year 2023 and for fiscal year 2021 the GAAP to Non-GAAP reconciliation is included in Item 7 of the Annual Report on Form 10-K for fiscal year 2022.
PEO | Equity Awards Granted During the Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,588,751)	$ (4,682,108)	$ (4,665,684)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,286,872	2,434,342	4,842,102
PEO | Equity Awards Granted in Prior Years, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,215	(2,870,631)	872,205
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	442,908	891,076
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,720,919	(1,005,974)	622,272
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 171,605	203,873	214,808
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Operating Income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	New Work Contracts
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Equity Awards Granted During the Year, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (966,320)	(873,847)	(974,192)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	819,159	438,208	951,823
Non-PEO NEO | Equity Awards Granted in Prior Years, Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,284	(522,597)	227,172
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,262	127,589	212,134
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,476	(227,356)	172,366
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,841	$ 42,098	$ 53,178